UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005

Check here if Amendment [    ]; Amendment Number: ___
     This Amendment (Check only one.):      [     ] is a restatement
                                            [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Rorer Asset Management, LLC
Address:        Eight Tower Bridge
                161 Washington Street, Suite 1500
                Conshohocken, PA 19428


Form 13F File Number:  028-03869

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert D. Leininger
Title:    Chief Compliance Officer and Senior Equity Analyst
Phone:    484-530-4300

Signature, Place, and Date of Signing:

/s/ Robert D. Leininger           Conshohocken, PA                  05-12-05
-----------------------       --------------------------       -----------------
[Signature]                        [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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

                         RORER ASSET MANAGEMENT, LLC
                         13F REPORT AS OF MARCH 31, 2005

                           TITLE                                                                             VOTING AUTHORITY
                            OF                  VALUE                SH/  PUT/        INVESTMENT          SOLE     SHARED    NONE
NAME OF ISSUER             CLASS     CUSIP    (X $1000)    SHARES    PRN  CALL  DISCRETION   MANAGERS      (A)      (B)      (C)
------------------------------------------------------------------------------------------------------------------------------------
AFLAC INC                 COMMON   001055102   $46,829.18 1,251,277  SH          DEFINED        01      1,127,999      543  122,735
ABBOTT LABS               COMMON   002824100   $71,293.99 1,532,496  SH          DEFINED        01      1,386,352      675  145,469
AFFILIATED COMPUTER S     COMMON   008190100      $710.01    13,334  SH          DEFINED        01         12,100       24    1,210
AMGEN INC                 COMMON   031162100   $41,631.34   713,570  SH          DEFINED        01        640,734      326   72,510
AVID TECHNOLOGY INC C     COMMON   05367P100    $1,660.64    30,676  SH          DEFINED        01         28,210       46    2,420
BJ SVCS CO COM            COMMON   055482103    $1,718.77    33,134  SH          DEFINED        01         30,467       50    2,617
BEAR STEARNS COS INC      COMMON   073902108    $3,609.95    36,133  SH          DEFINED        01         33,216       55    2,862
BERKSHIRE HATHAWAY IN     COMMON   084670207      $299.88       105  SH          DEFINED        01              0        0      105
BEST BUY INC              COMMON   086516101   $57,416.03 1,076,859  SH          DEFINED        01        971,276      465  105,118
CIGNA CORP COM            COMMON   125509109   $81,106.29   909,346  SH          DEFINED        01        818,263      395   90,688
CVS CORP COM              COMMON   126650100   $96,050.83 1,836,494  SH          DEFINED        01      1,665,725      762  170,007
CEPHALON INC COM          COMMON   156708109    $3,100.32    66,211  SH          DEFINED        01         60,857      100    5,254
CHEVRONTEXACO CORP.       COMMON   166764100   $73,852.19 1,257,084  SH          DEFINED        01      1,141,509      522  115,053
CISCO SYS INC             COMMON   17275R102   $58,629.56 3,284,785  SH          DEFINED        01      2,981,258    1,333  302,194
CITIGROUP INC.            COMMON   172967101   $63,497.91 1,407,655  SH          DEFINED        01      1,268,347      606  138,702
COMPUTER SCIENCES COR     COMMON   205363104    $3,000.98    65,445  SH          DEFINED        01         61,922       50    3,473
CONOCOPHILLIPS COM        COMMON   20825C104   $62,440.21   577,439  SH          DEFINED        01        523,322      229   53,888
CONSTELLATION ENERGY      COMMON   210371100    $2,405.72    46,540  SH          DEFINED        01         42,798       70    3,672
CORNING INC               COMMON   219350105   $21,007.42 1,897,931  SH          DEFINED        01      1,724,580      843  172,508
CULLEN FROST BANKERS      COMMON   229899109      $541.80    12,000  SH          DEFINED        01              0        0   12,000
DOVER CORP                COMMON   260003108    $5,450.76   144,230  SH          DEFINED        01        137,855      120    6,255
DYCOM INDS INC COM        COMMON   267475101    $2,569.28   111,774  SH          DEFINED        01        106,898       91    4,785
E TRADE GROUP INC COM     COMMON   269246104    $5,839.40   486,605  SH          DEFINED        01        465,179      405   21,021
EASTMAN KODAK             COMMON   277461109   $77,071.01 2,374,233  SH          DEFINED        01      2,165,595    1,055  207,583
ECHOSTAR COMMUN CORP      COMMON   278762109   $52,580.54 1,800,869  SH          DEFINED        01      1,636,928      736  163,205
EXXON MOBIL CORPORATI     COMMON   30231G102   $33,426.76   557,450  SH          DEFINED        01        506,072      225   51,153
FISERV INC COM            COMMON   337738108   $82,128.89 2,075,167  SH          DEFINED        01      1,892,216      910  182,041
FOREST LABS INC           COMMON   345838106   $40,475.62 1,083,517  SH          DEFINED        01        983,224      431   99,862
GENERAL ELEC CO           COMMON   369604103   $73,117.80 2,035,241  SH          DEFINED        01      1,844,772      818  189,651
GOLDMAN SACHS GROUP I     COMMON   38141G104   $46,309.54   421,919  SH          DEFINED        01        382,757      173   38,989
HCC INS HLDGS INC COM     COMMON   404132102    $2,922.67    80,822  SH          DEFINED        01         77,275       67    3,480
HEALTH MGMT ASSOC INC     COMMON   421933102    $5,979.51   228,395  SH          DEFINED        01        218,250      190    9,955
HEWLETT PACKARD           COMMON   428236103   $60,472.11 2,770,367  SH          DEFINED        01      2,515,965    1,117  253,285
INTEL CORP                COMMON   458140100   $43,074.60 1,850,745  SH          DEFINED        01      1,682,535      774  167,436
I B M                     COMMON   459200101   $65,071.37   713,465  SH          DEFINED        01        647,230      293   65,942
J.P. MORGAN CHASE & C     COMMON   46625H100   $63,564.07 1,828,735  SH          DEFINED        01      1,657,766      742  170,227
JOHNSON & JOHNSON         COMMON   478160104   $82,427.91 1,227,563  SH          DEFINED        01      1,113,740      513  113,310
KLA-TENCOR CORP COM       COMMON   482480100    $4,402.54    95,696  SH          DEFINED        01         91,464       79    4,153
LABORATORY CORP AMER      COMMON   50540R409   $23,918.59   497,200  SH          DEFINED        01        456,611      235   40,354
LEXMARK INTL GROUP IN     COMMON   529771107   $56,783.65   712,229  SH          DEFINED        01        646,561      297   65,371
LINEAR TECHNOLOGY COR     COMMON   535678106    $5,139.13   134,151  SH          DEFINED        01        128,239      110    5,802
LIZ CLAIBORNE INC         COMMON   539320101    $5,666.99   141,221  SH          DEFINED        01        134,967      120    6,134
LOWES CO                  COMMON   548661107   $80,776.48 1,415,995  SH          DEFINED        01      1,286,686      573  128,736
MCDONALDS CORP            COMMON   580135101   $75,614.79 2,411,458  SH          DEFINED        01      2,187,344      985  223,129
MERCURY GEN CORP NEW      COMMON   589400100    $5,900.95   106,787  SH          DEFINED        01        102,009       90    4,688
MICROSOFT CORP            COMMON   594918104   $21,709.05   895,839  SH          DEFINED        01        800,228      361   95,250
MORGAN STANLY DN WTTR     COMMON   617446448   $35,835.12   631,085  SH          DEFINED        01        575,914      255   54,916
MOTOROLA INC              COMMON   620076109   $58,275.02 3,882,768  SH          DEFINED        01      3,523,662    1,565  357,541
NAVISTAR INTL CORP CO     COMMON   63934E108    $5,646.57   155,117  SH          DEFINED        01        148,318      130    6,669
NEWFIELD EXPL CO COM      COMMON   651290108    $3,109.72    41,879  SH          DEFINED        01         40,010       35    1,834
OFFICE DEPOT INC          COMMON   676220106    $3,490.66   157,397  SH          DEFINED        01        150,428      131    6,838
PATTERSON-UTI ENERGY      COMMON   703481101    $4,476.42   178,927  SH          DEFINED        01        171,074      147    7,706
PERKINELMER INC COM       COMMON   714046109    $1,534.19    74,359  SH          DEFINED        01         68,394      112    5,853
PRICELINE COM INC COM     COMMON   741503403    $6,309.15   250,381  SH          DEFINED        01        239,318      210   10,853
PROCTER & GAMBLE COMP     COMMON   742718109   $59,900.40 1,129,984  SH          DEFINED        01      1,027,638      440  101,906
QUEST DIAGNOSTICS INC     COMMON   74834L100   $89,603.21   855,913  SH          DEFINED        01        779,111      385   76,417
REEBOK INTERNATIONAL      COMMON   758110100    $6,560.51   148,085  SH          DEFINED        01        141,525      123    6,437
SCHWAB CHARLES CORP N     COMMON   808513105   $35,563.90 3,389,548  SH          DEFINED        01      3,080,306    1,353  307,889
SILICON LABORATORIES      COMMON   826919102    $2,797.74    94,160  SH          DEFINED        01         89,965       79    4,116
SOUTHWEST AIRLS CO        COMMON   844741108   $57,197.24 4,027,608  SH          DEFINED        01      3,658,074    1,613  367,921
STAPLES INC               COMMON   855030102    $5,687.64   229,541  SH          DEFINED        01        217,541      225   11,775
SUNGARD DATA SYS INC      COMMON   867363103    $7,680.25   222,630  SH          DEFINED        01        212,773      185    9,672
TIME WARNER INC           COMMON   887317105   $69,541.16 3,974,064  SH          DEFINED        01      3,602,970    1,640  369,454
US BANCORP DEL NEW CO     COMMON   902973304   $77,509.19 2,690,479  SH          DEFINED        01      2,440,620    1,112  248,747
VIACOM INC CLASS B        COMMON   925524308   $69,215.82 1,986,259  SH          DEFINED        01      1,799,667      805  185,787
WILLIAMS SONOMA INC C     COMMON   969904101    $3,574.34    97,261  SH          DEFINED        01         91,879       75    5,307

                                           -------------------------                                   -----------------------------
                                  TOTALS:  $2,316,705.27 66,467,632                                    60,446,488   29,224 5,991,920
                                           =========================                                   =============================
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Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total: 66

Form 13F Information Table Value Total: $2,316,705.27
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number          Name
01        028-04975                     Affiliated Managers Group, Inc.

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